Stockholders' Equity (Details) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Mar. 15, 2026 USD ($) $ / shares shares	May 19, 2025 USD ($)	Jun. 30, 2026 USD ($) Vote shares	Dec. 31, 2025 SFr / shares shares	Jun. 30, 2026 class SFr / shares	Jul. 09, 2019
Stockholders' equity
Treasury shares purchased
Voting rights percentage						5.35%
Number of class of stock outstanding | class					2
Number of votes per share | Vote			1
Share capital, percentage			10.00%
Aggregate offering price | $		$ 100,000
Available for future sales | $			$ 28,900
Exercise price | $ / shares	$ 0.0001
Class E Warrant [Member]
Stockholders' equity
Exercise price | $ / shares	$ 5.5
Securities Purchase Agreement [Member]
Stockholders' equity
Common stock issued (in shares)	22,913,630
Pre-funded warrants	7,500,000
Issuance costs | $			$ 7,775,329
Securities Purchase Agreement [Member] | Warrant [Member]
Stockholders' equity
Aggregate gross proceeds | $	$ 124,999,269
Securities Purchase Agreement [Member] | Class E Warrant [Member]
Stockholders' equity
Common stock issued (in shares)			7,500,000
Class A Common Stock [Member]
Stockholders' equity
Common stock, par value (in dollar per share) | SFr / shares				SFr 0.01	SFr 0.01
Class B Common Stock [Member]
Stockholders' equity
Shares purchased through share buyback program			8,347
Common stock, par value (in dollar per share) | SFr / shares				SFr 0.1	SFr 0.1
Share capital, percentage			10.00%
Class E Ordinary Share [Member] | Securities Purchase Agreement [Member]
Stockholders' equity
Pre-funded warrants	60,827,260